Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Registrant Name	CELESTICA INC
Entity Central Index Key	0001030894
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	117,692,169
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,600,193
Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0